Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Summary of Revenue from Contracts with Customers

Set out is the disaggregation of PLDT Group’s revenue from contracts with customers for the years ended December 31, 2019 and 2018:

Revenue Streams	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos)
December 31, 2019
Type of good or service
Service revenue	90,661	87,819	—	(17,125)	161,355
Non-service revenue	6,245	1,587	—	—	7,832
Total revenue from contracts with customers	96,906	89,406	—	(17,125)	169,187

Timing of revenue recognition
Transferred over time	90,661	87,819	—	(17,125)	161,355
Transferred at a point time	6,245	1,587	—	—	7,832
Total revenue from contracts with customers	96,906	89,406	—	(17,125)	169,187

December 31, 2018
Type of good or service
Service revenue	83,001	81,648	1,094	(13,374)	152,369
Non-service revenue	6,928	3,574	44	(1)	10,545
Total revenue from contracts with customers	89,929	85,222	1,138	(13,375)	162,914

Timing of revenue recognition
Transferred over time	83,001	81,648	1,094	(13,374)	152,369
Transferred at a point time	6,928	3,574	44	(1)	10,545
Total revenue from contracts with customers	89,929	85,222	1,138	(13,375)	162,914

Summary of Contract Balances

Contract balances as at December 31, 2019 and 2018 consists of the following:

	2019	2018
	(in million pesos)
Trade and other receivables (Note 17)	39,340	40,559
Contract assets	2,817	3,399
Contract liabilities and unearned revenues (Notes 22 and 24)	8,483	7,182

Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets

Set out below is the movement in the allowance for expected credit losses of contracts assets for the years ended December 31, 2019 and 2018.

	2019	2018
	(in million pesos)
Balances at beginning of the year	131	114
Reclassification	(61)	—
Provisions	—	17
Balances at end of the year	70	131

Summary of Changes in Contract Liabilities and Unearned Revenues Accounts

Changes in the contract liabilities and unearned revenues accounts for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Balances at beginning of the year	7,182	8,541
Deferred during the year	111,084	102,288
Recognized as revenue during the year	(109,783)	(103,647)
Balances at end of the year	8,483	7,182

Summary of Contract Liabilities and Unearned Revenues Account

The contract liabilities and unearned revenues accounts as at December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Unearned revenues from prepaid contracts	5,454	4,059
Advance monthly service fees	1,777	2,386
Short-term advances for installation services	726	558
Leased facilities	469	34
Long-term advances from equipment	57	145
Total contract liabilities and unearned revenues	8,483	7,182

Contract liabilities:
Noncurrent (Note 22)	13	58
Current (Note 24)	44	87

Unearned revenues:
Noncurrent (Note 22)	591	474
Current (Note 24)	7,835	6,563

Summary of Selling, General and Administrative Expenses

Selling, general and administrative expenses for the years ended December 31, 2019, 2018 and 2017 consist of the following:

	2019	2018	2017
	(in million pesos)
Compensation and employee benefits	24,883	23,543	22,782
Repairs and maintenance (Notes 14, 18 and 25)	15,337	14,331	12,744
Professional and other contracted services (Note 25)	12,078	12,809	12,168
Selling and promotions (Note 25)	5,395	6,340	5,908
Taxes and licenses	4,570	4,974	3,970
Insurance and security services (Note 25)	1,671	1,499	1,519
Rent (Note 25)	1,290	7,321	7,016
Communication, training and travel (Note 25)	1,203	1,069	1,166
Amortization of intangible assets (Note 15)	758	892	835
Other expenses	1,045	1,138	882
Total selling, general and administrative expenses	68,230	73,916	68,990

Summary of Compensation and Employee Benefits

Compensation and employee benefits for the years ended December 31, 2019, 2018 and 2017 consist of the following:

	2019	2018	2017
	(in million pesos)
Salaries and other employee benefits	19,931	19,777	18,598
MRP	3,296	1,703	1,747
Pension benefit costs (Note 26)	1,018	1,855	1,610
Incentive plan (Note 26)	638	208	827
Total compensation and employee benefits	24,883	23,543	22,782

Summary of Cost of Sales and Services

Cost of sales and services for the years ended December 31, 2019, 2018 and 2017 consist of the following:

	2019	2018	2017
	(in million pesos)
Cost of computers, mobile handsets and broadband data modems (Note 18)	9,402	10,513	10,277
Cost of services (Note 18)	3,680	3,429	2,572
Cost of point-product-sales (Note 18)	347	485	784
Total cost of sales and services	13,429	14,427	13,633

Summary of Asset Impairment

Asset impairment for the years ended December 31, 2019, 2018 and 2017 consist of the following:

	2019	2018	2017
	(in million pesos)
Trade and other receivables (Note 17)	4,071	4,192	3,438
Inventories and supplies (Note 18)	471	1,528	907
Contract assets	291	223	—
Property and equipment (Note 9)	—	1,958	3,913
Other assets	—	164	—
Total asset impairment	4,833	8,065	8,258

Summary of Other Income (Expenses) - Net

Other income (expenses) – net for the years ended December 31, 2019, 2018 and 2017 consist of the following:

	2019	2018	2017
	(in million pesos)
Interest income	1,745	1,943	1,412
Foreign exchange gains (losses) – net (Note 9)	424	(771)	(411)
Gain on deconsolidation of VIH (Note 11)	—	12,054	—
Gains (losses) on derivative financial instruments – net (Note 28)	(284)	1,086	533
Equity share in net earnings (losses) of associates and joint ventures (Note 11)	(1,535)	(87)	2,906
Financing costs – net	(8,553)	(7,067)	(7,370)
Others – net (Notes 11, 12 and 14)	1,138	1,884	7,988
Total other income (expenses) – net	(7,065)	9,042	5,058

Summary of Interest Income

Interest income for the years ended December 31, 2019, 2018 and 2017 consist of the following:

	2019	2018	2017
	(in million pesos)
Interest income on cash and cash equivalents (Note 16)	1,022	957	612
Interest income arising from revenue contracts with customers	430	340	—
Interest income on financial instruments at FVOCI	239	—	—
Interest income on financial instruments at amortized cost (Note 13)	6	6	8
Interest income – others	48	640	792
Total interest income	1,745	1,943	1,412

Summary of Financing Costs - Net

Financing costs – net for the years ended December 31, 2019, 2018 and 2017 consist of the following:

	2019	2018	2017
	(in million pesos)
Interest on loans and other related items (Notes 21 and 28)	8,730	8,307	7,830
Accretion on lease liabilities (Notes 2 and 10)	1,061	—	—
Accretion on financial liabilities (Note 21)	122	145	219
Financing charges	95	139	137
Capitalized interest (Note 9)	(1,455)	(1,524)	(816)
Total financing costs – net	8,553	7,067	7,370